Other financial assets (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other financial assets.
Other current financial assets	€ 4,487	€ 4,647
Deposits held by third parties	1,936	1,936
Other receivables	€ 2,551	€ 2,711